Annual Total Returns - FidelityEuropeFund-AMCIZPRO - FidelityEuropeFund-AMCIZPRO - Fidelity Europe Fund	Dec. 30, 2023
Fidelity Advisor Europe Fund - Class A
Bar Chart Table:
Annual Return, Inception Date	Mar. 18, 2014
Annual Return 2015	3.87%
Annual Return 2016	(5.95%)
Annual Return 2017	28.78%
Annual Return 2018	(17.34%)
Annual Return 2019	23.97%
Annual Return 2020	17.91%
Annual Return 2021	6.50%
Annual Return 2022	(20.84%)
Fidelity Advisor Europe Fund - Class C
Bar Chart Table:
Annual Return, Inception Date	Mar. 18, 2014
Fidelity Advisor Europe Fund - Class M
Bar Chart Table:
Annual Return, Inception Date	Mar. 18, 2014
Fidelity Advisor Europe Fund - Class I
Bar Chart Table:
Annual Return, Inception Date	Mar. 18, 2014
Fidelity Advisor Europe Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018